UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $67,116 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1565    31476 SH       SOLE                    23326        0     8150
ABBOTT LABS                    COM              002824100     1757    36841 SH       SOLE                    30191        0     6650
ALTERA CORP                    COM              021441100     2677   152512 SH       SOLE                   128512        0    24000
AMGEN INC                      COM              031162100     1322    26700 SH       SOLE                    19850        0     6850
APOLLO GROUP INC               CL A             037604105     1415    18066 SH       SOLE                    14166        0     3900
APPLE INC                      COM              037833100     2388    22717 SH       SOLE                    18617        0     4100
ARCHER DANIELS MIDLAND CO      COM              039483102     2595    93415 SH       SOLE                    79215        0    14200
AT&T INC                       COM              00206R102     2483    98512 SH       SOLE                    83212        0    15300
BHP BILLITON LTD               SPONSORED ADR    088606108      306     6869 SH       SOLE                     6869        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     2507    54968 SH       SOLE                    46268        0     8700
CHEVRON CORP NEW               COM              166764100     1991    29615 SH       SOLE                    24615        0     5000
CHUBB CORP                     COM              171232101     2420    57184 SH       SOLE                    49484        0     7700
E M C CORP MASS                COM              268648102     2530   221891 SH       SOLE                   187791        0    34100
EXXON MOBIL CORP               COM              30231G102     1691    24835 SH       SOLE                    19835        0     5000
GARMIN LTD                     ORD              G37260109     2468   116378 SH       SOLE                    96178        0    20200
GENERAL ELECTRIC CO            COM              369604103     1651   163334 SH       SOLE                   130034        0    33300
GENERAL MLS INC                COM              370334104     1562    31323 SH       SOLE                    25223        0     6100
INTERNATIONAL BUSINESS MACHS   COM              459200101     2768    28567 SH       SOLE                    24192        0     4375
INTUIT                         COM              461202103     2829   104765 SH       SOLE                    88865        0    15900
ISHARES COMEX GOLD TR          ISHARES          464285105     1082    11965 SH       SOLE                    11965        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1314    12787 SH       SOLE                    12787        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     2354    60902 SH       SOLE                    50902        0    10000
JOHNSON & JOHNSON              COM              478160104     2186    41562 SH       SOLE                    34762        0     6800
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     1999    34170 SH       SOLE                    27970        0     6200
LIFE TECHNOLOGIES CORP         COM              53217V109      637    19609 SH       SOLE                    19609        0        0
M & T BK CORP                  COM              55261F104     2144    47381 SH       SOLE                    36931        0    10450
MEADWESTVACO CORP              COM              583334107     1970   164334 SH       SOLE                   130534        0    33800
NOBLE CORPORATION              SHS              G65422100     2218    92059 SH       SOLE                    76659        0    15400
NORTHROP GRUMMAN CORP          COM              666807102     2004    45916 SH       SOLE                    37316        0     8600
PROCTER & GAMBLE CO            COM              742718109     1757    37312 SH       SOLE                    31062        0     6250
STRYKER CORP                   COM              863667101     1956    57464 SH       SOLE                    48264        0     9200
TARGET CORP                    COM              87612E106     2563    74517 SH       SOLE                    63217        0    11300
TIDEWATER INC                  COM              886423102     2329    62739 SH       SOLE                    52839        0     9900
WELLS FARGO & CO NEW           COM              949746101     1678   117839 SH       SOLE                    91839        0    26000